Stock-based compensation (Details) - shares		9 Months Ended	12 Months Ended
	Jul. 13, 2023	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Stock-based compensation
Common stock shares reserved for future issuance		6,353,473	1,325,890,931	1,325,468,004
Shareholder having 10% holding
Stock-based compensation
Percentage of shareholder not having exercise price not less than 100% of fair value			10.00%
Employee stock option | Maximum
Stock-based compensation
Contractual term			5 years
2017 Equity incentive plan | Employee stock option | Minimum
Stock-based compensation
Percentage of price on estimated fair value			100.00%
2017 Equity incentive plan | Employee stock option | Maximum
Stock-based compensation
Contractual term			10 years
2017 Equity incentive plan | Employee stock option | Shareholder having 10% holding | Minimum
Stock-based compensation
Percentage of price on estimated fair value			110.00%
2023 Equity incentive plan
Stock-based compensation
Common stock shares reserved for future issuance	2,585,968	2,585,968	181,191	810,604
Increase in outstanding shares (as a percent)	4.00%
Contractual term	10 years
Percentage of price on estimated fair value	100.00%
2023 Equity incentive plan | Shareholder having 10% holding
Stock-based compensation
Contractual term	5 years
Percentage of price on estimated fair value	110.00%
Percentage of shareholder not having exercise price not less than 100% of fair value	10.00%
Employee Stock Purchase Plan
Stock-based compensation
Common stock shares reserved for future issuance	215,497
Increase in outstanding shares (as a percent)	1.00%
Number of shares Issued under 2023 ESPP		0